CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Statement of Other Comprehensive Income [Abstract]
Net income	$ 32,378	$ 38,952	$ 185,836
Fair value adjustments to hedging financial instruments	7,093	5,703	(18,407)
Fair value adjustments to hedging financial instruments in associated companies	2,053	4,973	19,561
Reclassification into net income of previous fair value adjustments to hedging financial instruments	502	13	27
Fair value adjustments to available for sale securities	247	697	896
Other comprehensive income/ (loss)	(38)	34	67
Other comprehensive (loss)/ income, net of tax	9,857	11,420	2,144
Comprehensive income	$ 42,235	$ 50,372	$ 187,980